Cover	Jun. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 27, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-41436
Entity Registrant Name	IVANHOE ELECTRIC INC.
Entity Central Index Key	0001879016
Entity Tax Identification Number	32-0633823
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	606 – 999 Canada Place
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 3E1
City Area Code	604
Local Phone Number	689-8765
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	IE
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false